Trade Receivables - Summary of Trade Receivables Disaggregated by Nature of Relations with Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	€ 32,819	€ 33,304	€ 32,819
Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	36,480	37,567	€ 36,480
Gross Carrying Amount [Member] | Third Parties [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	31,157	29,601
Gross Carrying Amount [Member] | Related Party [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	5,323	7,966
Accumulated Impairment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	€ (3,661)	€ (4,263)